FAIR VALUE MEASUREMENTS (Table)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
The following tables present the fair value of money market funds and marketable securities for the year ended December 31, 2016 and 2017:

	December 31,
	2016			2017
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$1,906	$-	$1,906	$1,749	$-	$1,749

Marketable securities:
Corporate debentures	-	32,580	32,580	-	58,152	58,152
U.S. Agencies debentures	-	2,443	2,443	-	3,280	3,280
Government treasuries	-	666	666	-	-	-

Total assets measured at fair value	$1,906	$35,689	$37,595	$1,749	$61,432	$63,181